Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2019	2018
	USD in thousands
Cost:
Computers and software	597	539
Office furniture and equipment	173	154
Leasehold improvements	346	389
	1,116	1,082
Less – accumulated depreciation	485	295
Fixed assets, net	631	787